CONTINGENT LIABILITIES - Narratives (Details) l in Millions, R in Millions	12 Months Ended
Jun. 30, 2018 ZAR (R) l
Disclosure of contingent liabilities [line items]
Surcharge related to electricity supply (%)	40.00%
Agreement to purchase Mega litres of partially treated AMD | l	30.0
Environmental [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R 250.0
Legal proceedings provision [member]
Disclosure of contingent liabilities [line items]
Expected reimbursement other provisions	126.0
Payment of legal dispute	R 25.2
Percent of J-tarrif	11.00%